GOING CONCERN (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
GOING CONCERN
Cash and cash equivalents	$ 1,427		$ 1,427		$ 3,069	$ 7,576	$ 6,501
Working capital	300		300		1,100
Net loss	2,113	$ 4,390	8,380	$ 13,200	17,256	16,638
Accumulated deficit	$ 86,916		$ 86,916		$ 78,534	$ 61,278